INCOME TAX - Reconciliation of Deferred Tax Assets, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Opening balance	$ 2,946	$ 3,136	$ (519)
Tax benefit/(expense) during the period recognized in profit or loss	1,548	(12)	4,327
Tax (expense)/benefit during the period recognized in other comprehensive income	(598)	123	(259)
Exchange difference on translation foreign operations	63	(301)	(413)
Closing balance	$ 3,959	$ 2,946	$ 3,136